FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2011
FINANCIAL INCOME, NET [Abstract]
FINANCIAL INCOME, NET
NOTE 19:-	FINANCIAL INCOME, NET

	Year ended December 31,
	2011	2010	2009

Income:

Interest on cash equivalents	$82	$27	$25
Gain and interest on available-for-sale marketable securities	1,607	1,884	3,274
Interest on bank deposits and structured note	189	-	-

Expenses:

Interest on short-term credit and bank commissions	(274)	(331)	(280)
Loss on available-for-sale marketable securities	(42)	(380)	(458)
Impairment of investments in marketable securities	-	(119)	(173)
Foreign currency translation adjustments	(547)	(364)	(291)

	$1,015	$717	$2,097